RELATED PARTY TRANSACTIONS AND BALANCES (Schedule of Related Party Transactions) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Related Party Transaction [Line Items]
Amount lent to owners		$ 21,568,398
Amount repaid from owners		47,619,902
Amount repaid to owners		420,316
Amount borrowed from owners		40,733
Share repurchase	17,464,000
Proceeds from convertible debt	8,500,000
Dongsheng International Investment Group Co., Ltd [Member]
Related Party Transaction [Line Items]
Amount lent to owners		13,148,677
Amount repaid from owners		30,474,032
Dongsheng international investment Ltd (HK) [Member]
Related Party Transaction [Line Items]
Amount lent to owners		8,419,721
Amount repaid from owners		10,628,558
Wang Hong [Member]
Related Party Transaction [Line Items]
Amount repaid from owners		6,517,312
Amount repaid to owners		244,399
Amount borrowed from owners		16,293
Tian Wenjun [Member]
Related Party Transaction [Line Items]
Amount repaid to owners		175,917
Amount borrowed from owners		24,440
Bluesky LLC [Member]
Related Party Transaction [Line Items]
Share repurchase	17,464,000
Proceeds from convertible debt	$ 8,500,000